Condensed Statement Of Changes In Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Sale of Units, net of underwriting discounts, offering costs and warrant liability (in shares)	9,200,000
Sale of Private Placement Units, net of warrant liability	434,000		434,000
Series B Redeemable Convertible Convertible Preferred Stock [Member]
Adjustment to additional paid in capital stock issuance costs				$ 16
Series C Redeemable Convertible Preferred Stock [Member]
Adjustment to additional paid in capital stock issuance costs			$ 114
Series C Redeemable Convertible Preferred Stock [Member] | Surrozen Inc [Member]
Adjustment to additional paid in capital stock issuance costs		$ 113